LONG-TERM DEBT (City of Dreams Project Facility) - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010 City of Dreams Project Facility [Member]	Dec. 31, 2011 City of Dreams Project Facility [Member]	Dec. 31, 2010 City of Dreams Project Facility [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member] Term Loan Facility [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member] Revolving Credit Facility [Member]	May 31, 2010 City of Dreams Project Facility [Member] Revolving Credit Facility [Member]	May 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member]	May 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member] Term Loan Facility [Member]	Dec. 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member] Term Loan Facility [Member]	May 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member] Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 1,750,000,000	$ 1,500,000,000	$ 250,000,000
Maturity date								Sep. 05, 2014	Sep. 05, 2012
Interest rate margin per annum added to LIBOR or HIBOR							2.75%
Reduced interest rate margin per annum added to LIBOR or HIBOR upon substantial completion of the project							2.50%
Loan commitment fees recognized	1,324,000	1,411,000	(3,811,000)		461,000	(3,811,000)
Loan commitment fee, gross						814,000
Loan commitment fees, reversal						4,625,000
Net proceeds from issuance of 2010 Senior Notes											577,066,000
Proceeds used for prepayment of debt under the City of Dreams Project Facility according to Amendment Agreement												293,714,000	293,714,000	150,352,000	150,352,000
Balance of proceeds deposited to bank											133,000,000
Permanent reduction of borrowing capacity of Revolving Credit Facility										100,000,000
Costs associated with debt modification	3,277,000		3,310,000	3,310,000
Scheduled amortization payments					89,158,000	35,693,000
Mandatory prepayments					20,896,000	71,643,000
Voluntary repayments					$ 7,022,000